UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07626)

Exact name of registrant as specified in charter:	Putnam Municipal Opportunities Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2016

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments:

Putnam Municipal Opportunities Trust

The fund's portfolio
1/31/16 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
IFB — Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (140.9%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.6%)

Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6 1/2s, 10/1/53	BBB-	$2,000,000	$2,405,300

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 5.8s, 5/1/34	Baa2	750,000	841,013

			3,246,313
Arizona (2.9%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29 (escrow)(F)	D/P	3,025,000	9,042

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	A3	1,500,000	1,655,145

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/8s, 5/15/40	A-	2,125,000	2,357,475

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa1	2,400,000	2,791,872

Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds, Ser. A, 5s, 7/1/40	A1	1,000,000	1,106,870

Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB-	1,550,000	1,551,240

Pinal Cnty., Elec. Rev. Bonds (Dist. No. 3), 5 1/4s, 7/1/36	A	500,000	580,710

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5 1/2s, 12/1/29	Baa1	1,350,000	1,696,424

U. Med. Ctr. Corp. AZ Hosp. Rev. Bonds, U.S. Govt. Coll., 6 1/2s, 7/1/39 (Prerefunded 7/1/19)	AAA/P	1,000,000	1,183,610

Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds (Yuma Regl. Med. Ctr.), Ser. A, 5s, 8/1/32	A-	2,065,000	2,336,279

			15,268,667
California (24.8%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), Ser. A, 5s, 7/1/32	BBB+/F	550,000	597,982

ABC Unified School Dist. G.O. Bonds, Ser. B, FGIC, zero %, 8/1/20	Aa3	1,500,000	1,405,065

Bay Area Toll Auth. of CA Rev. Bonds
(San Francisco Bay Area), Ser. F-1, U.S. Govt. Coll., 5s, 4/1/39 (Prerefunded 4/1/18)	AA	2,500,000	2,726,200
(Toll Bridge), Ser. S-4, 5s, 4/1/33	AA-	1,200,000	1,431,096

Burbank, Unified School Dist. G.O. Bonds (Election of 1997), Ser. C, NATL, FGIC, zero %, 8/1/23	AA-	1,000,000	828,270

CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.)
Ser. E, 4.8s, 8/1/37	A	5,000,000	5,041,300
Ser. K, 4 5/8s, 8/1/26	A	2,435,000	2,439,480

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/37	A-	1,055,000	1,090,606
U.S. Govt. Coll., 5 1/4s, 2/1/37 (Prerefunded 2/1/17)	AAA/P	745,000	780,060

CA Muni. Fin. Auth. Rev. Bonds
(Biola U.), 5s, 10/1/42	Baa1	500,000	537,465
(Cmnty. Med. Ctrs.), Ser. A, 5s, 2/1/40	A-	650,000	733,233

CA State G.O. Bonds
6 1/2s, 4/1/33	Aa3	9,000,000	10,576,328
5 1/2s, 3/1/40	Aa3	7,450,000	8,659,657
5s, 4/1/42	Aa3	4,000,000	4,621,960

CA State Edl. Fac. Auth. Rev. Bonds (Loyola-Marymount U.), NATL, zero %, 10/1/21	A2	1,300,000	1,176,565

CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds (Caritas Affordable Hsg., Inc.), 5 1/4s, 8/15/39	BBB	400,000	454,724

CA State Poll. Control Fin. Auth. Rev. Bonds
(San Jose Wtr. Co.), 5.1s, 6/1/40	A	3,500,000	3,845,310
(Pacific Gas & Electric Corp.), Class D, FGIC, 4 3/4s, 12/1/23	A3	1,500,000	1,573,380

CA State Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Cap. Corp.), 5 1/4s, 8/1/40	A	1,000,000	1,069,410

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 1/8s, 11/1/29	A1	1,000,000	1,175,360
Ser. A-1, 6s, 3/1/35	A1	1,600,000	1,876,128
(Dept. of Forestry & Fire), Ser. E, 5s, 11/1/32	A1	1,575,000	1,678,840
(Capital Projects), Ser. A, 5s, 4/1/29	A1	2,000,000	2,370,320

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB+	1,415,000	1,419,075

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Irvine, LLC-UCI East Campus), 6s, 5/15/40	Baa2	2,000,000	2,165,940
(899 Charleston, LLC), Ser. A, 5 1/4s, 11/1/44	BB/P	450,000	460,737

Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas), Ser. B, 5s, 12/1/27	Aa2	1,915,000	1,958,892

Foothill-De Anza, Cmnty. College Dist. G.O. Bonds, Ser. C, 5s, 8/1/40	Aaa	2,250,000	2,564,370

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A
6s, 1/15/53	BBB-	1,500,000	1,781,145
zero %, 1/1/28 (Escrowed to maturity)	Aaa	10,000,000	7,778,800

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-2, 5.3s, 6/1/37	B3	1,000,000	935,690
Ser. A-1, 5 1/8s, 6/1/47	B3	3,970,000	3,522,263
Ser. A-1, 5s, 6/1/33	B3	100,000	93,288

Univ. of CA Rev. Bonds, Ser. AF, 5s, 5/15/36(T)	AA	9,000,000	10,590,131

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.)
Ser. D, 5s, 5/15/40	AA	3,500,000	3,951,920
5s, 5/15/30	AA	1,000,000	1,166,940

Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds (Laxfuel Corp.), 4 1/2s, 1/1/27	A	600,000	652,470

M-S-R Energy Auth. Rev. Bonds, Ser. B, 6 1/2s, 11/1/39	BBB+	3,000,000	4,331,550

Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.), 5 3/4s, 8/10/18	AAA	4,850,000	5,203,226

North Natomas, Cmnty. Fac. Special Tax Bonds (Dist. No. 4), Ser. E, 5s, 9/1/30	BBB+	1,250,000	1,400,313

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds (Election of 2012), 6 5/8s, 8/1/38	BBB/P	500,000	597,895

Orange Cnty., Trans. Auth Toll Road Rev. Bonds (91 Express Lanes), 5s, 8/15/30	AA-	635,000	745,763

Redwood City, Elementary School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/21	AA-	1,990,000	1,752,175

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox), 5s, 3/1/42	A3	2,110,000	2,371,788

San Bernardino Cnty., COP (Med. Ctr. Fin.), Ser. A, NATL, 6 1/2s, 8/1/17	AA-	1,670,000	1,764,973

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. A, 5s, 7/1/40	A2	3,750,000	4,192,388

San Diego, Unified School Dist. G.O. Bonds (Election of 2008), Ser. C
zero %, 7/1/40	Aa2	5,000,000	1,919,750
zero %, 7/1/38	Aa2	5,000,000	2,127,200

San Juan, Unified School Dist. G.O. Bonds, AGM, zero %, 8/1/19	Aa2	1,000,000	956,730

Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds (Delta Wtr. Supply), Ser. A, 6 1/4s, 10/1/40	A	875,000	1,088,640

Sunnyvale, Cmnty. Fac. Dist. Special Tax Bonds, 7.65s, 8/1/21	B+/P	400,000	401,152

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A, 5 7/8s, 1/1/29	AA-	1,585,000	1,788,070

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5s, 1/1/40	AA-	2,000,000	2,221,420

			128,593,433
Colorado (1.7%)

CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	325,000	329,995
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5 5/8s, 6/1/43	Baa1	600,000	688,854
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), Ser. A, 5s, 6/1/40	Baa1	1,750,000	1,906,363
(Valley View Hosp. Assn.), 5s, 5/15/40	A-	1,000,000	1,138,360
(Covenant Retirement Cmnty.), Ser. A, 5s, 12/1/35	BBB+/F	1,000,000	1,077,160
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5s, 12/1/33	Baa1	1,650,000	1,818,845

CO State Hlth. Fac. Auth. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5s, 6/1/29	Baa1	315,000	319,678

Denver City & Cnty., Arpt. Rev. Bonds (Sub. Syst.), Ser. A, 5 1/2s, 11/15/31	A2	950,000	1,128,230

Park Creek Metro. Dist. Tax Allocation Bonds (Sr. Ltd. Property Tax Supported), Ser. A, 5s, 12/1/45	BBB/F	200,000	224,580

			8,632,065
Delaware (0.2%)

DE State Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr.), 5.4s, 2/1/31	Baa1	1,100,000	1,224,905

			1,224,905
District of Columbia (1.6%)

DC Rev. Bonds (Howard U.), Ser. A, 6 1/2s, 10/1/41	BBB	1,600,000	1,711,600

DC U. Rev. Bonds (Gallaudet U.), 5 1/2s, 4/1/34	A+	1,000,000	1,177,770

DC, Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, Ser. B, 5s, 10/1/37	AA	1,300,000	1,542,996

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
Ser. A, 5s, 10/1/39	A2	2,000,000	2,215,980
(Metrorail), Ser. A, zero %, 10/1/37	Baa1	3,700,000	1,519,812

			8,168,158
Florida (4.7%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), U.S. Govt. Coll., 7s, 4/1/39 (Prerefunded 4/1/19)	A3	3,000,000	3,560,730

FL State Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 10/1/31	A2	1,700,000	1,858,355

Jacksonville, Port Auth. Rev. Bonds, 5s, 11/1/38	A2	600,000	660,054

Lakeland, Hosp. Syst. Rev. Bonds (Lakeland Regl. Hlth.), 5s, 11/15/40	A2	1,350,000	1,505,156

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6 3/8s, 1/1/43	BBB-/F	340,000	358,768

Marco Island, Util. Sys. Rev. Bonds, Ser. A, 5s, 10/1/40	Aa3	1,500,000	1,668,870

Miami-Dade Cnty., Aviation Rev. Bonds
(Miami Intl. Arpt.), Ser. A-1, 5 3/8s, 10/1/41	A2	3,000,000	3,426,840
Ser. A, 5s, 10/1/38	A	2,000,000	2,277,440
5s, 10/1/28	A2	500,000	590,385

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5s, 7/1/40	A2	1,000,000	1,096,760

Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Presbyterian Retirement Cmntys.), 5s, 8/1/34	A-/F	1,350,000	1,481,355

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds
(Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	1,000,000	1,095,630
(Lifespace Cmntys, Inc.), Ser. C, 5s, 5/15/38	A/F	2,000,000	2,205,900

South Broward, Hosp. Dist. Rev. Bonds, NATL, 4 3/4s, 5/1/28	Aa3	1,500,000	1,568,415

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5s, 3/1/30	BBB+	360,000	395,284

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.4s, 5/1/37	B+/P	375,000	375,476

			24,125,418
Georgia (5.3%)

Atlanta, Arpt. Rev. Bonds (Hartsfield-Jackson Intl. Arpt.), Ser. A, 5s, 1/1/35	Aa3	1,250,000	1,408,463

Atlanta, Arpt. Passenger Fac. Charge Rev. Bonds
5s, 1/1/34	AA-	1,550,000	1,807,192
5s, 1/1/33	AA-	1,500,000	1,754,715

Atlanta, Wtr. & Waste Wtr. Rev. Bonds
Ser. A, 6 1/4s, 11/1/39 (Prerefunded 11/1/19)	Aa3	4,500,000	5,384,430
5s, 11/1/40	Aa3	1,750,000	2,035,268

Fulton Cnty., Dev. Auth. Rev. Bonds (GA Tech Athletic Assn.), Ser. A, 5s, 10/1/42	A2	1,350,000	1,538,973

Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds (Northeast GA Hlth. Care)
Ser. S, 5 1/2s, 8/15/54	AA-	925,000	1,097,133
Ser. B, 5 1/4s, 2/15/45	AA-	6,500,000	7,098,130

Marietta, Dev. Auth. Rev. Bonds (Fac. of Life U., Inc.), 7s, 6/15/39	Ba3	1,400,000	1,469,622

Muni. Election Auth. of GA Rev. Bonds (Plant Voltage Units 3 & 4), Ser. A, 5 1/2s, 7/1/60	A+	3,500,000	4,115,370

			27,709,296
Illinois (14.7%)

Chicago, G.O. Bonds
Ser. A, 5 1/2s, 1/1/39	BBB+	500,000	506,295
Ser. D-05, 5 1/2s, 1/1/37	BBB+	750,000	761,040
Ser. G-07, 5 1/2s, 1/1/35	BBB+	3,175,000	3,237,548
Ser. D-05, 5 1/2s, 1/1/34	BBB+	1,000,000	1,023,280
Ser. A, 5 1/4s, 1/1/33	BBB+	1,250,000	1,256,363
Ser. C, 5s, 1/1/38	BBB+	1,500,000	1,442,010

Chicago, Board of Ed. G.O. Bonds, Ser. C, 5 1/4s, 12/1/39	B+	2,250,000	1,761,840

Chicago, Motor Fuel Tax Rev. Bonds, 5s, 1/1/29	BBB+	500,000	524,610

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5 3/4s, 1/1/39	A2	4,000,000	4,683,960
Ser. C, 5 3/8s, 1/1/39	A2	1,250,000	1,402,513
Ser. C, 5 1/4s, 1/1/28	A2	1,320,000	1,535,411
Ser. C, 5 1/4s, 1/1/27	A2	2,125,000	2,487,865

Chicago, Sales Tax Rev. Bonds, 5s, 1/1/34	AA	1,500,000	1,603,335

Chicago, Trans. Auth. Sales Tax Rev. Bonds, 5 1/4s, 12/1/49	AA	3,000,000	3,337,770

Chicago, Waste Wtr. Transmission Rev. Bonds
(2nd Lien), 5s, 1/1/39	A	1,835,000	1,986,791
Ser. A, NATL, zero %, 1/1/24	AA-	1,600,000	1,176,912

Chicago, Waste Wtr. Transmission Rev. Bonds , Ser. C, 5s, 1/1/39	A	900,000	981,675

Chicago, Wtr. Wks Rev. Bonds
5s, 11/1/42	A-	645,000	682,758
5s, 11/1/39	A-	1,080,000	1,178,118

Cicero, G.O. Bonds, Ser. A, AGM, 5s, 1/1/21	AA	2,000,000	2,266,280

IL Fin. Auth. Rev. Bonds
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44 (Prerefunded 8/15/19)	AAA/P	2,500,000	3,012,675
(IL Rush U. Med. Ctr.), Ser. D, U.S. Govt. Coll., 6 5/8s, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,490,000	1,754,773
(Rush U. Med. Ctr.), Ser. C, U.S. Govt. Coll., 6 5/8s, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,425,000	1,678,223
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa2	3,000,000	3,188,880
(Alexian), Ser. A, AGM, 5 1/4s, 1/1/22	A2	3,775,000	4,127,094

IL State G.O. Bonds
5 1/4s, 2/1/30	A-	1,000,000	1,109,340
5s, 1/1/41	A-	6,000,000	6,311,040
5s, 3/1/34	A-	750,000	790,500

IL State Fin. Auth. Rev. Bonds (Lifespace Cmntys, Inc.), Ser. A, 5s, 5/15/35	A/F	1,025,000	1,133,927

Kendall & Kane Cntys., Cmnty. United School Dist. G.O. Bonds (No. 115 Yorkville), NATL, FGIC, zero %, 1/1/21	Aa3	1,075,000	958,470

Lake Cnty., Cmnty. Construction School Dist. G.O. Bonds (No. 073 Hawthorn)
NATL, FGIC, zero %, 12/1/21	AA+	1,805,000	1,613,851
U.S. Govt. Coll., NATL, zero %, 12/1/21 (Escrowed to maturity)	AA+	145,000	134,609
NATL, FGIC, zero %, 12/1/20	AA+	1,495,000	1,375,699
U.S. Govt. Coll., NTAL, zero %, 12/1/20 (Escrowed to maturity)	AA+	155,000	146,652

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds (McCormick), Ser. A, NATL, zero %, 12/15/30	AA-	15,000,000	8,192,550

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	4,150,000	4,929,412

Southern IL U. Rev. Bonds (Hsg. & Auxiliary), Ser. A, NATL, zero %, 4/1/25	AA-	1,870,000	1,340,136

Springfield, Elec. Rev. Bonds, AGM, 5s, 3/1/40	AA	500,000	564,940

			76,199,145
Indiana (1.8%)

IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s, 10/15/21	A3	180,000	209,045

IN State Fin. Auth. Rev. Bonds
(BHI Sr. Living), 5 3/4s, 11/15/41	BBB+/F	1,000,000	1,110,740
(I-69 Dev. Partners, LLC), 5 1/4s, 9/1/40	BBB-	1,500,000	1,667,175
(Duke Energy Ind.), Ser. C, 4.95s, 10/1/40	Aa3	2,000,000	2,204,260

Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa1	1,375,000	1,461,501
NATL, 5.6s, 11/1/16	AA-	1,550,000	1,603,785

U. Southern IN Rev. Bonds (Student Fee), Ser. J, AGC, 5 3/4s, 10/1/28	AA	1,000,000	1,158,580

			9,415,086
Kentucky (0.6%)

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6s, 7/1/53	Baa3	1,000,000	1,170,460

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6s, 5/1/38	Baa3	290,000	308,537

Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5s, 7/1/32	A+	1,030,000	1,187,065
5s, 7/1/31	A+	385,000	446,200

			3,112,262
Louisiana (0.1%)

LA State Pub. Fac. Auth. Rev. Bonds (Ochsner Clinic Foundation), 5s, 5/15/47	Baa1	650,000	705,205

			705,205
Maryland (0.6%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A2	650,000	746,629

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Peninsula Regl. Med. Ctr.), 5s, 7/1/39	A2	1,990,000	2,269,595

			3,016,224
Massachusetts (7.2%)

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5s, 1/1/37	A+	2,500,000	2,788,750

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39 (Prerefunded 10/15/19)	BBB	575,000	719,877
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/26	B-/P	960,369	963,356
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5 3/4s, 7/15/43	Baa3	500,000	552,490
(Loomis Cmntys.), Ser. A, 5 3/4s, 1/1/28	BBB-	1,100,000	1,242,450
(Carleton-Willard Village), 5 5/8s, 12/1/30	A-	750,000	841,433
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P	51,190	44,530
(Berklee College of Music), 5 1/4s, 10/1/41	A2	2,000,000	2,290,860
(Emerson College), Ser. A, 5s, 1/1/40	Baa1	3,000,000	3,219,780
(Intl. Charter School), 5s, 4/15/33	BBB	1,000,000	1,106,290
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	254,614	1,792

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB (Dominion Energy Brayton Point)
Ser. 1, U.S. Govt. Coll., 5 3/4s, 12/1/42 (Prerefunded 5/1/19)	BBB+	1,500,000	1,729,995
U.S. Govt. Coll., 5s, 2/1/36 (Prerefunded 8/1/16)	BBB+	1,000,000	1,021,990

MA State Edl. Fin. Auth. Rev. Bonds (Ed. Loan - Issue 1)
5s, 1/1/27	AA	800,000	913,120
4 3/8s, 1/1/32	AA	1,000,000	1,060,170

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Quincy Med. Ctr.), Ser. A, 6 1/4s, 1/15/28 (In default)(NON)	D/P	407,632	41
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5 3/4s, 7/1/39 (Prerefunded 7/1/19)	Baa2	1,175,000	1,308,057
(Springfield College), 5 5/8s, 10/15/40	Baa1	550,000	595,964
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/26	AA-	700,000	771,974
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	3,250,000	3,692,650

MA State Hsg. Fin. Agcy. Rev. Bonds
Ser. C, 5.35s, 12/1/42	Aa3	1,500,000	1,581,480
Ser. SF-169, 4s, 12/1/44	Aa2	935,000	996,635
Ser. 162, FNMA Coll., FHLMC Coll., 2 3/4s, 12/1/41	Aa2	580,000	585,974

MA State Port Auth. Special Fac. Rev. Bonds (Conrac), Ser. A, 5 1/8s, 7/1/41	A	2,855,000	3,114,148

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds
(Systemwide Pkg.), 5 1/4s, 7/1/33	A1	2,500,000	2,958,350
5s, 7/1/41	A1	2,590,000	2,988,005

			37,090,161
Michigan (7.5%)

Detroit, G.O. Bonds, AMBAC, 5 1/4s, 4/1/24	BB/P	222,425	221,976

Detroit, City School Dist. G.O. Bonds, Ser. A, AGM, 6s, 5/1/29	Aa1	1,000,000	1,256,440

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA	1,425,000	1,618,159

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7 1/2s, 7/1/39	Ba1	500,000	572,710

Karegnondi, Wtr. Auth. Rev. Bonds (Wtr. Supply Syst.), Ser. A, 5 1/4s, 11/1/31	A2	2,445,000	2,861,212

MI State Fin. Auth. Rev. Bonds
Ser. G-5A, AMBAC, 5 1/4s, 4/1/24	A-	1,212,575	1,215,764
Ser. H-1, 5s, 10/1/39	AA-	1,575,000	1,786,633
(MidMichigan Hlth.), 5s, 6/1/39	A1	1,000,000	1,104,460
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5s, 7/1/35	BBB+	1,100,000	1,245,442
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5s, 7/1/34	BBB+	1,900,000	2,159,426
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5s, 7/1/34	BBB+	1,000,000	1,136,540
(Local Govt. Program Detroit Wtr. & Swr.), Ser. D4, 5s, 7/1/34	A-	100,000	113,732
(Detroit Wtr. & Swr.), Ser. C-6, 5s, 7/1/33	A-	850,000	970,097

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39 (Prerefunded 6/1/19)	AA+	2,500,000	2,918,275
(Henry Ford Hlth.), 5 3/4s, 11/15/39	A3	2,000,000	2,278,960
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A3	4,500,000	4,643,370
(Sparrow Hlth. Oblig. Group), 5s, 11/15/31	A1	390,000	415,919
(Sparrow Hlth. Oblig. Group), U.S. Govt Coll., 5s, 11/15/31 (Prerefunded 11/15/17)	AAA/P	960,000	1,033,555

MI State Hsg. Dev. Auth. Rev. Bonds (Rental Hsg.), Ser. D, 3.95s, 10/1/37	AA	1,050,000	1,068,071

MI State Strategic Fund Ltd. Rev. Bonds (Worthington Armstrong Venture), 5 3/4s, 10/1/22 (Escrowed to maturity)	AAA/P	1,650,000	2,032,883

MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Evangelical Homes of MI)
5 1/2s, 6/1/47	BB+/F	675,000	711,389
5 1/4s, 6/1/32	BB+/F	320,000	338,848

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6s, 6/1/34	B-	575,000	544,404

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp. Corp.), 5 3/8s, 6/1/26 (Prerefunded 6/1/16)	AA-	750,000	762,233

Wayne Cnty., Arpt. Auth. Rev. Bonds
Ser. D, 5s, 12/1/40	A2	2,890,000	3,260,556
Ser. A, 5s, 12/1/21	A2	2,000,000	2,324,860

			38,595,914
Minnesota (2.1%)

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds, Ser. A, 5s, 1/1/32	A+	500,000	578,330

Minneapolis Hlth. Care Syst. Rev. Bonds (Fairview Hlth. Svcs. Oblig. Group), Ser. A, 5s, 11/15/44	A+	250,000	280,608

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks), 6 1/8s, 10/1/39	BB/P	995,000	1,038,870

St. Cloud, Hlth. Care Rev. Bonds (Centracare Hlth. Syst.), Ser. A, 5 1/8s, 5/1/30	A1	2,550,000	2,907,230

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group)
U.S. Govt. Coll., 5 1/4s, 5/15/36 (Prerefunded 11/15/16)	Aaa	3,500,000	3,631,495
Ser. A, 5s, 7/1/33	A2	2,000,000	2,336,520

			10,773,053
Mississippi (0.8%)

MS Bus. Fin. Corp. Rev. Bonds (Syst. Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB	1,680,000	1,700,899

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6 1/2s, 9/1/32	Baa2	2,000,000	2,247,560

			3,948,459
Nebraska (0.8%)

Central Plains, Energy Rev. Bonds (NE Gas No. 1), Ser. A, 5 1/4s, 12/1/18	A3	3,000,000	3,323,490

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5 5/8s, 1/1/40	AA/F	925,000	1,037,915

			4,361,405
Nevada (6.4%)

Clark Cnty., Ltd. Tax Bonds, 5s, 6/1/33(T)	AA	28,285,000	30,773,304

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5s, 7/1/33	A1	1,565,000	1,822,662

Henderson, Local Impt. Dist. Special Assmt. Bonds (No. T-17), 5s, 9/1/25	BBB-/P	565,000	581,707

			33,177,673
New Jersey (6.8%)

NJ State Econ. Dev. Auth. Rev. Bonds
(NYNJ Link Borrower, LLC), 5 3/8s, 1/1/43	BBB-	500,000	557,695
Ser. WW, 5 1/4s, 6/15/32	A3	1,500,000	1,640,295
5s, 6/15/26	Baa1	500,000	540,375

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A1	3,900,000	4,399,512
Ser. B, 5.6s, 11/1/34	A1	500,000	560,745

NJ State Edl. Fac. Auth. Rev. Bonds (Georgian Court U.), Ser. D
5 1/4s, 7/1/37	Baa3	1,000,000	1,037,020
5 1/4s, 7/1/27	Baa3	500,000	525,645

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. 1A, 5s, 12/1/22	Aa2	2,500,000	2,878,125

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	Baa3	2,750,000	3,048,568
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Ba1	1,500,000	1,555,515
(Holy Name Hosp.), 5s, 7/1/36	Baa2	5,000,000	5,051,050

NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. A, 5 1/4s, 12/15/22	A3	1,500,000	1,704,000
(Trans. Syst.), Ser. A, zero %, 12/15/30	A3	10,000,000	5,100,700

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A
5s, 6/1/41	B3	2,000,000	1,670,700
4 3/4s, 6/1/34	B3	3,000,000	2,504,190

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+	2,300,000	2,530,782

			35,304,917
New Mexico (0.3%)

Sante Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Res.), 5s, 5/15/42	BBB-	1,460,000	1,480,309

			1,480,309
New York (10.1%)

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, U.S. Govt. Coll., 6 7/8s, 7/1/40 (Prerefunded 7/1/18)	AAA/P	320,000	366,080

Metro. Trans. Auth. Rev. Bonds, Ser. D, 5s, 11/15/36	AA-	2,000,000	2,296,620

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (American Airlines - JFK Intl. Arpt.), 7 5/8s, 8/1/25	B+/P	2,000,000	2,082,740

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev Bonds, 5s, 6/15/31(T)	AA+	10,000,000	11,835,271

NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds, Ser. GG, 5s, 6/15/43	Aa1	2,000,000	2,292,860

NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement), 6s, 6/1/43	A3	1,500,000	1,502,235

NY State Dorm. Auth. Rev. Bonds, Ser. A, 5s, 3/15/43	AAA	4,000,000	4,600,320

NY State Dorm. Auth. Lease Rev. Bonds (State U. Dorm Fac.), Ser. A, 5s, 7/1/35	Aa2	1,000,000	1,172,150

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	1,800,000	1,963,512

NY State Dorm. Auth. Rev. Bonds, Ser. C, 5s, 3/15/31(T)	AAA	5,000,000	5,844,619

NY State Dorm. Auth. Sales Tax Rev. Bonds, Ser. BC-15, 5s, 3/15/42	AAA	7,000,000	8,219,330

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A2	6,000,000	6,018,000

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term. - 6), NATL, 5.9s, 12/1/17	AA-	4,000,000	4,152,200

			52,345,937
North Carolina (1.1%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 6 3/4s, 1/1/24 (Prerefunded 1/1/19)	AAA/F	1,000,000	1,167,710

NC State Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6s, 11/1/33	BBB+/F	805,000	867,243
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	1,000,000	1,022,160

NC State Med. Care Comm. Retirement Fac. Rev. Bonds (Salemtowne), 5 1/4s, 10/1/37	BB/P	2,750,000	2,872,705

			5,929,818
Ohio (6.8%)

American Muni. Pwr., Inc. Rev. Bonds (Prairie State Energy Campus), U.S. Govt. Coll., 5 1/4s, 2/15/43 (Prerefunded 2/15/18)	AAA/P	940,000	1,024,393

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-3, 6 1/4s, 6/1/37	B-	2,225,000	2,071,475
Ser. A-2, 5 7/8s, 6/1/30	B-	1,450,000	1,300,128
Ser. A-2, 5 3/4s, 6/1/34	B-	5,325,000	4,713,104

Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.), Ser. A, 5 1/4s, 8/15/46	A3	2,500,000	2,515,900

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 6s, 7/1/35	BBB-	1,125,000	1,242,394

Hickory Chase Cmnty. Auth. Rev. Bonds (Infrastructure Impt.), 7s, 12/1/38(F)	CCC/P	644,000	56,479

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst., Inc.), Ser. C
6s, 8/15/43	A3	495,000	545,866
U.S. Govt. Coll., 6s, 8/15/43 (Prerefunded 8/15/18)	AAA/P	2,605,000	2,939,117

OH State Air Quality Dev. Auth. FRB (Columbus Southern Pwr. Co.), Ser. B, 5.8s, 12/1/38	Baa1	2,000,000	2,244,860

OH State Higher Edl. Fac. Comm. Rev. Bonds (Kenyon College), 5s, 7/1/44	A1	5,000,000	5,545,400

OH State Private Activity Rev. Bonds (Portsmouth Bypass), AGM, 5s, 12/31/35	AA	1,125,000	1,271,768

OH State Tpk. Comm. Rev. Bonds
(Infrastructure), Ser. A-1, 5 1/4s, 2/15/33	A1	225,000	267,714
(Infrastructure), Ser. A-1, 5 1/4s, 2/15/32	A1	950,000	1,133,749
5s, 2/15/48	A1	1,250,000	1,393,188

Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.), 5 1/2s, 2/15/28	A2	4,660,000	5,059,315

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5 3/4s, 12/1/32	BB/F	625,000	685,838
(Memorial Hlth. Syst. Oblig. Group), 5 1/2s, 12/1/43	BB/F	120,000	129,108

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes Oblig. Group)
5s, 7/1/33	A	500,000	569,055
5s, 7/1/32	A	250,000	285,523

			34,994,374
Oregon (0.9%)

Keizer, Special Assmt. Bonds (Keizer Station), Ser. A, 5.2s, 6/1/31	A1	1,925,000	2,093,303

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza), Ser. A, 5 1/4s, 12/1/26	BBB/F	1,040,000	1,056,806

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	AA-	1,250,000	1,430,038

			4,580,147
Pennsylvania (5.0%)

Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian Homes Oblig. Group), Ser. A, 5s, 1/1/17	BBB+/F	290,000	298,349

Delaware River Port Auth. PA & NJ Rev. Bonds
Ser. D, 5s, 1/1/40	A	1,200,000	1,305,480
5s, 1/1/31	A	2,500,000	2,934,300

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst College), 5 1/2s, 3/15/38	BBB-	725,000	756,124

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds (Chambersburg Hosp.), 5 3/8s, 7/1/42	A2	1,000,000	1,093,090

Lancaster, Higher Ed. Auth. College Rev. Bonds (Franklin & Marshall College), 5s, 4/15/29	AA-	1,000,000	1,080,200

Northampton Cnty., Hosp. Auth. Rev. Bonds (St. Luke's Hosp. - Bethlehem), Ser. A, 5 1/2s, 8/15/40	A3	1,250,000	1,346,913

PA State Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds (Amtrak), Ser. A, 5s, 11/1/32	A1	1,000,000	1,109,010

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Gwynedd Mercy College), Ser. KK1, 5 3/8s, 5/1/42	BBB	500,000	535,060
(St. Joseph's U.), Ser. A, 5s, 11/1/40	A-	3,000,000	3,309,420
(Philadelphia U.), 5s, 6/1/30	Baa2	2,250,000	2,359,193
(Philadelphia U.), 5s, 6/1/22	Baa2	860,000	903,722

PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 15-117A, 3.95s, 10/1/30	AA+	900,000	924,579

PA State Pub. School Bldg. Auth. Rev. Bonds (Northampton Cnty. Area Cmnty. College Foundation), BAM, 5s, 6/15/32	AA	2,030,000	2,343,737

PA State Tpk. Comm. Rev. Bonds
Ser. A, 5s, 12/1/38	A1	1,000,000	1,143,220
zero %, 12/1/34	A2	1,925,000	1,642,468

Philadelphia, Gas Wks. Rev. Bonds, 5s, 8/1/32	A-	1,000,000	1,175,010

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Hosp.-Graduate Hlth. Sys.), Ser. A, 6 1/4s, 8/1/17 (In default)(NON)	D/P	1,402,141	14

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5s, 2/1/35	AA	1,225,000	1,385,034

			25,644,923
Puerto Rico (0.3%)

Cmnwlth. of PR, G.O. Bonds, Ser. A, 5 1/2s, 7/1/39	Caa3	1,000,000	632,500

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, AMBAC, zero %, 8/1/47	Caa3	8,500,000	999,005

			1,631,505
Rhode Island (0.6%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5s, 6/1/50	BBB+/F	2,750,000	2,849,385

			2,849,385
South Carolina (2.2%)

SC State Pub. Svc. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5 3/4s, 12/1/43	AA-	3,000,000	3,665,280
Ser. A, 5 1/2s, 12/1/54	AA-	3,000,000	3,411,450
Ser. A, 5s, 12/1/55	AA-	2,000,000	2,213,400
Ser. A, 5s, 12/1/50	AA-	2,000,000	2,231,840

			11,521,970
Tennessee (0.8%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	3,450,000	3,912,680

			3,912,680
Texas (15.5%)

Alliance, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 4.85s, 4/1/21	Baa1	3,250,000	3,263,000

Brazos River Harbor Naval Dist. Env. Rev. Bonds (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	400,000	439,400

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	2,850,000	3,056,226

Central TX Regl. Mobility Auth. Rev. Bonds
Ser. A, 5s, 1/1/45	BBB+	250,000	281,978
Ser. A, 5s, 1/1/40	BBB+	500,000	566,540
(Sr. Lien), Ser. A, 5s, 1/1/33	BBB+	425,000	477,687

Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds, Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	4,000,000	4,186,520

Dallas, Area Rapid Transit Rev. Bonds (Sr. Lien), 5s, 12/1/33(T)	AA+	26,000,000	28,724,096

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5 1/4s, 11/1/30	A+	3,000,000	3,542,760

Grand Parkway Trans. Corp. Rev. Bonds (Sub. Tier Toll Syst.), Ser. B, 5s, 4/1/53	AA+	1,400,000	1,553,888

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (YMCA of the Greater Houston Area), Ser. A, 5s, 6/1/33	Baa3	800,000	868,856

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.01s, 12/1/24	A-1+	2,800,000	2,800,000

Houston, Util. Syst. Rev. Bonds, Ser. A, 5s, 11/15/33	AA	1,500,000	1,742,925

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5 1/4s, 11/1/40	Baa1	1,750,000	1,935,080

Love Field, Gen. Arpt. Modernization Corp. Rev. Bonds, 5s, 11/1/35	A1	1,000,000	1,153,240

Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa1	1,500,000	1,673,580

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5 1/2s, 1/1/43	BB-/P	500,000	515,240
(Tarleton State U. Collegiate Student Hsg.), Ser. A, 5s, 4/1/47	Baa3	1,000,000	1,047,080
(Collegiate Hsg.-College Station I, LLC), AGM, 5s, 4/1/46	AA	2,100,000	2,312,457

North TX, Thruway Auth. Rev. Bonds, Ser. B, zero %, 9/1/43	AA+	2,000,000	505,260

North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. I, 6 1/2s, 1/1/43	A1	4,000,000	5,076,720
(1st Tier), Ser. A, 6s, 1/1/25	A1	160,000	174,498
(1st Tier), Ser. A, FNMA Coll., U.S. Govt. Coll., 6s, 1/1/25 (Prerefunded 1/1/18)	AAA/P	1,140,000	1,252,655
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38 (Prerefunded 1/1/18)	A2	500,000	547,045
Ser. D, AGC, zero %, 1/1/28	AA	7,800,000	5,451,654

Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement Syst. Oblig. Group)
Ser. B, 6.15s, 11/15/49 (In default)(NON)	D/P	282,000	423
Ser. A, 5.45s, 11/15/38 (In default)(NON)	D/P	814,000	1,221

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Trinity Terrace), Ser. A-1, 5s, 10/1/44	BBB+/F	1,300,000	1,384,500

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.), 5 1/4s, 11/15/37	A-	1,100,000	1,147,883

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5s, 12/15/28	A3	1,500,000	1,719,930

TX State Trans. Comm. Tpk. Syst. Rev. Bonds (1st Tier), Ser. A, 5s, 8/15/41	A3	2,500,000	2,808,825

			80,211,167
Utah (0.3%)

Salt Lake City, Hosp. Rev. Bonds, AMBAC, U.S. Govt. Coll., 6 3/4s, 5/15/20 (Escrowed to maturity)	AAA/P	1,400,000	1,405,040

			1,405,040
Vermont (0.3%)

VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds (U. of VT Med. Ctr.), Ser. A, 5s, 12/1/36	A3	1,250,000	1,458,475

			1,458,475
Virginia (0.5%)

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	2,100,000	2,401,266

			2,401,266
Washington (2.1%)

WA State G.O. Bonds (Sr. 520 Corridor-Motor Vehicle Tax), Ser. C, 5s, 6/1/28(T)	AA+	5,000,000	5,900,959

Port of Seattle, Rev. Bonds, Ser. C, 5s, 4/1/40	A1	875,000	978,539

Tobacco Settlement Auth. of WA Rev. Bonds, 5 1/4s, 6/1/32	A-	2,125,000	2,360,918

WA State Hlth. Care Fac. Auth. Rev. Bonds (Kadlec Med. Ctr.), 5 1/2s, 12/1/39 (Prerefunded 12/1/20)	AAA/P	1,200,000	1,447,572

			10,687,988
West Virginia (0.9%)

Harrison Cnty., Cmnty. Solid Waste Disp. Rev. Bonds (Allegheny Energy), Ser. D, 5 1/2s, 10/15/37	Baa2	3,450,000	3,554,087

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6 3/4s, 10/1/43	B+/P	935,000	991,231

			4,545,318
Wisconsin (1.2%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds (Sr. Oblig. Group), 5 1/4s, 7/1/28	BBB	350,000	383,838

WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	2,500,000	2,887,600

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Prohealth Care, Inc.), 6 5/8s, 2/15/39 (Prerefunded 2/15/19)	A1	1,500,000	1,753,440
(Prohealth Care, Inc.), 5s, 8/15/39	A1	750,000	839,820
(Three Pillars Sr. Living), 5s, 8/15/33	A-/F	430,000	468,223

			6,332,921
Wyoming (0.8%)

Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin Elec. Pwr. Co-op), Ser. A, 5 3/4s, 7/15/39	A1	2,000,000	2,287,640

WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds
Ser. A, 5 1/2s, 1/1/33	A2	950,000	1,024,499
(Pwr. Supply), Ser. A, 5 1/2s, 1/1/28	A2	1,000,000	1,080,590

			4,392,729
TOTAL INVESTMENTS

Total investments (cost $657,134,114)(b)			$728,993,711

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2015 through January 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $517,404,928.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer.
(b)	The aggregate identified cost on a tax basis is $656,857,351, resulting in gross unrealized appreciation and depreciation of $75,463,418 and $3,327,058, respectively, or net unrealized appreciation of $72,136,360.
(NON)	This security is non-income-producing.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $51,854,849 to cover tender option bonds.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	22.1%
	Health care	22.0
	Transportation	21.4
	Local debt	13.8
	Tax bonds	13.4
	State debt	11.2
	Prerefunded	10.7
	Education	10.5

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust's assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund's portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund's investments with a value of $93,668,380 were held by the TOB trust and served as collateral for $41,813,531 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $12,322 for these investments based on an average interest rate of 0.05%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$728,926,491	$67,220

Totals by level	$—	$728,926,491	$67,220

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Opportunities Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 25, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 25, 2016